Schedule of Information on Basis of Geographical Segments and Revenue (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Revenues	$ 12,136,259	£ 9,601,471	£ 6,005,563
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Revenues	11,491,036	9,091,010	5,688,341
HONG KONG
Disaggregation of Revenue [Line Items]
Revenues	$ 645,223	£ 510,461	£ 317,222